Prepayments, Deposit and Other Receivables (Tables)	3 Months Ended
Mar. 31, 2022
Prepayments Deposit and Other Receivables [Abstract]
Schedule of prepayments deposits and other receivables
	As of March 31,	As of December 31,
	2022	2021

Deposit	$401,151	$400,801
Other receivables	-	-
Prepayments	205,476	403,210
	$606,627	$804,011